Document and Entity Information	0 Months Ended
Nov. 18, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 18, 2014
Registrant Name	Brookfield Investment Funds
Central Index Key	0001520738
Amendment Flag	false
Document Creation Date	Nov. 18, 2014
Document Effective Date	Nov. 18, 2014
Prospectus Date	Nov. 18, 2014
Class A, C, and Y Prospectus | Brookfield Real Assets Securities Fund | Class A
Risk/Return:
Trading Symbol	RASAX
Class A, C, and Y Prospectus | Brookfield Real Assets Securities Fund | Class C
Risk/Return:
Trading Symbol	RASCX
Class A, C, and Y Prospectus | Brookfield Real Assets Securities Fund | Class Y
Risk/Return:
Trading Symbol	RAXYC
Class I Prospectus | Brookfield Real Assets Securities Fund | Class I
Risk/Return:
Trading Symbol	RASIX